UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4375

Name of Fund: Merrill Lynch Pennsylvania Municipal Bond Fund of
              Merrill Lynch Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Pennsylvania Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/04

Date of reporting period: 08/01/04 - 10/31/04

Item 1 - Schedule of Investments

                                  Merrill Lynch Pennsylvania Municipal Bond Fund

Schedule of Investments as of October 31, 2004                    (in Thousands)

S&P      Moody's     Face
Ratings  Ratings   Amount  Municipal Bonds                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 81.0%
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      $ 4,785  Allegheny County, Pennsylvania, IDA, Commercial Development Revenue Refunding Bonds (MPB
                           Associates Project), 7.70% due 12/01/2013(d)                                                    $  5,881
-----------------------------------------------------------------------------------------------------------------------------------
BBB+     Baa1       1,500  Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding Bonds (USX
                           Corporation), 6.10% due 7/15/2020                                                                  1,566
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*        1,000  Allegheny County, Pennsylvania, Redevelopment Authority, Tax Increment Revenue Bonds
                           (Waterfront Project), Series A, 6.30% due 12/15/2018                                               1,103
-----------------------------------------------------------------------------------------------------------------------------------
BBB+     NR*        1,000  Bucks County, Pennsylvania, IDA, Revenue Refunding Bonds (Pennswood Village Project), Series
                           A, 6% due 10/01/2027                                                                               1,041
-----------------------------------------------------------------------------------------------------------------------------------
BBB      Baa2       1,000  Delaware County, Pennsylvania, Hospital Authority Revenue Bonds, GO (Crozer-Chester Medical
                           Center), 6.25% due 12/15/2022                                                                      1,069
-----------------------------------------------------------------------------------------------------------------------------------
AA-      Aa3        1,000  Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government Revenue Bonds,
                           5.75% due 7/01/2032                                                                                1,162
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa        2,200  Downingtown, Pennsylvania, Area School District, GO, Refunding, 5.70% due 3/01/2021(a)             2,419
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*          920  Erie, Western Pennsylvania Port Authority Revenue Bonds, 6.875% due 6/15/2016                        972
-----------------------------------------------------------------------------------------------------------------------------------
A-       NR*        1,000  Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Lancaster General Hospital
                           Project), 5.50% due 3/15/2026                                                                      1,027
-----------------------------------------------------------------------------------------------------------------------------------
BBB      Baa2       2,250  Lehigh County, Pennsylvania, General Purpose Authority, Hospital Revenue Refunding Bonds
                           (Saint Lukes Hospital of Bethlehem), 5.375% due 8/15/2033                                          2,271
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,000  Luzerne County, Pennsylvania, IDA, Exempt Facilities Revenue Refunding Bonds (Pennsylvania Gas
                           and Water Company Project), AMT, Series A, 7% due 12/01/2017(a)                                    2,048
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        3,000  Luzerne County, Pennsylvania, IDA, Water Facility Revenue Refunding Bonds (Pennsylvania
                           American Water Company Project), AMT, Series A, 5.10% due 9/01/2034(a)                             3,043
-----------------------------------------------------------------------------------------------------------------------------------
                           Mifflin County, Pennsylvania, Hospital Authority Revenue Refunding Bonds (Lewiston Hospital)
                           (f):
AA       Baa1       2,550      6.40% due 7/01/2020                                                                            2,908
AA       Baa1       1,000      6.20% due 7/01/2030                                                                            1,108
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,500  Pennsylvania Convention Center, Revenue Refunding Bonds, Series A, 6.75% due 9/01/2019(b)          2,643
-----------------------------------------------------------------------------------------------------------------------------------
BBB      Baa2       4,000  Pennsylvania Economic Development Financing Authority, Wastewater Treatment Revenue Bonds
                           (Sun Company Inc.-R & M Project), AMT, Series A, 7.60% due 12/01/2024                              4,097
-----------------------------------------------------------------------------------------------------------------------------------
AA+      Aa2        1,015  Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 59A, 5.80% due 10/01/2029      1,050
-----------------------------------------------------------------------------------------------------------------------------------
AA+      Aa2        2,000  Pennsylvania HFA, S/F Revenue Refunding Bonds, AMT, Series 73A, 5.45% due 10/01/2032               2,067
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa        1,500  Pennsylvania State, GO, RIB, Series 465X, 9.47% due 10/01/2019(b)(c)                               1,956
-----------------------------------------------------------------------------------------------------------------------------------
BBB+     NR*          500  Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding Bonds (Widener
                           University), 5.375% due 7/15/2029                                                                    516
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of Merrill Lynch Pennsylvania Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
RIB        Residual Interest Bonds
RITR       Residual Interest Trust Receipts
S/F        Single-Family

                                  Merrill Lynch Pennsylvania Municipal Bond Fund

Schedule of Investments as of October 31, 2004 (continued)        (in Thousands)

S&P      Moody's     Face
Ratings  Ratings   Amount  Municipal Bonds                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania (concluded)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      NR*      $ 2,500  Pennsylvania State Public School Building Authority, School Revenue Bonds, DRIVERS, Series
                           371, 8.445% due 6/01/2011(c)(d)                                                                 $  2,815
-----------------------------------------------------------------------------------------------------------------------------------
AAA      NR*        2,500  Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, DRIVERS, Series 366,
                           8.945% due 6/01/2011(b)(c)                                                                         2,944
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*          800  Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, DRIVERS, Series 460-Z, 8.945%
                           due 6/01/2012(a)(c)                                                                                  945
-----------------------------------------------------------------------------------------------------------------------------------
                           Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living Revenue Bonds:
NR*      Baa2         500      (Rieder House Project), Series A, 6.10% due 7/01/2033                                            485
NR*      Baa2         500      (Saligman House Project), Series C, 6.10% due 7/01/2033                                          485
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,000  Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th Series B, 7% due 5/15/2020(b)(e)         2,504
-----------------------------------------------------------------------------------------------------------------------------------
AAA      NR*        3,000  Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority, Hospital
                           Revenue Refunding Bonds (Presbyterian Medical Center), 6.65% due 12/01/2019(e)                     3,775
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        3,400  Philadelphia, Pennsylvania, School District, GO, Series A, 5.75% due 2/01/2011(d)(g)               3,924
-----------------------------------------------------------------------------------------------------------------------------------
A-       NR*        1,400  Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds (Guthrie
                           Health), Series A, 5.875% due 12/01/2031                                                           1,470
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Aa3        1,745  South Central Pennsylvania, General Authority, Revenue Refunding Bonds (Wellspan Health
                           Obligated), 5.625% due 5/15/2026                                                                   1,848
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        1,185  Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds (Capital Projects and
                           Equipment Program), 6.15% due 12/01/2029(a)                                                        1,241
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
B+       Ba3          500  Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75% due 10/01/2033               515
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 14.2%
-----------------------------------------------------------------------------------------------------------------------------------
BBB      Baa3       1,320  Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds,
                           5.375% due 5/15/2033                                                                               1,206
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,000  Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3, 9.404% due 7/01/2016(b)(c)       2,561
-----------------------------------------------------------------------------------------------------------------------------------
A-       Baa1       2,000  Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2034                       2,033
-----------------------------------------------------------------------------------------------------------------------------------
A-       Baa1       2,940  Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series
                           D, 5.375% due 7/01/2033                                                                            3,097
-----------------------------------------------------------------------------------------------------------------------------------
BBB+     Baa2       1,950  Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E,
                           5.50% due 8/01/2029                                                                                2,066
-----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
BBB-     Baa3       1,000  Virgin Islands Government Refinery Facilities Revenue Refunding Bonds (Hovensa Coker Project),
                           AMT, 6.50% due 7/01/2021                                                                           1,092
-----------------------------------------------------------------------------------------------------------------------------------
BBB-     Baa3         500  Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa Refinery),
                           AMT, 6.125% due 7/01/2022                                                                            537
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Municipal Bonds (Cost - $69,796) - 98.0%                                                    75,490
-----------------------------------------------------------------------------------------------------------------------------------
                   Shares
                     Held  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                      422  CMA Pennsylvania Municipal Money Fund (h)                                                            422
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Short-Term Securities (Cost - $422) - 0.6%                                                     422
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $70,218**) - 98.6%                                                                                 75,912

Other Assets Less Liabilities - 1.4%                                                                                          1,098
                                                                                                                           --------
Net Assets - 100.0%                                                                                                        $ 77,010
                                                                                                                           ========

                                  Merrill Lynch Pennsylvania Municipal Bond Fund

Schedule of Investments as of October 31, 2004 (concluded)

*     Not Rated.
** The cost and unrealized appreciation/depreciation of investments as of October 31, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                   $ 70,218
                                                                       ========
      Gross unrealized appreciation                                    $  5,724
      Gross unrealized depreciation                                         (30)
                                                                       --------
      Net unrealized appreciation                                      $  5,694
                                                                       ========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at October 31, 2004.
(d)   FSA Insured.
(e)   Escrowed to maturity.
(f)   Radian Insured.
(g)   Prerefunded.
(h) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                           Net          Dividend
      Affiliate                                       Activity            Income
      --------------------------------------------------------------------------
      CMA Pennsylvania Municipal Money Fund            (1,996)              $ 3
      --------------------------------------------------------------------------

      Forward interest rate swaps outstanding as of October 31, 2004 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                         Notional     Unrealized
                                                           Amount   Depreciation
      --------------------------------------------------------------------------
      Receive a variable return equal to 7-Day Bond
           Market Association Municipal Index
           Rate and pay a fixed rate of 3.668% interest

      Broker, J.P. Morgan Chase Bank
           Expires December 2014                         $ 12,000        $ (224)
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Pennsylvania Municipal Bond Fund of
Merrill Lynch Multi-State Municipal Series Trust


By: /s/ Terry K. Glenn
    ----------------------
    Terry K. Glenn,
    President
    Merrill Lynch Pennsylvania Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ----------------------
    Terry K. Glenn
    President
    Merrill Lynch Pennsylvania Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: December 20, 2004

By: /s/ Donald C. Burke
    ----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Pennsylvania Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: December 20, 2004